Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases
Schedule of operating and finance lease expenses

Operating and finance lease expenses consist of the following:

		For the Years Ended
	Classification	December 31, 2024	December 31, 2023	December 31, 2022

Operating lease cost
Lease expenses	General and administrative	$133,533	$123,366	$87,692
Lease expenses – short-term	General and administrative	-	-	-
Finance lease cost
Amortization of leased asset	General and administrative	7,157	8,148	7,948
Interest on lease liabilities	Other expense -Interest expenses	2,855	2,584	1,276
Total lease expenses		$143,545	$134,098	$96,916

Schedule of weighted average remaining term and discount rate

Weighted-average remaining term and discount rate related to leases were as follows:

	As of December 31, 2024	As of December 31, 2023

Weighted-average remaining term
Operating lease	0.8 years	1.29 years
Finance leases	3.4 years	4.42 years
Weighted-average discount rate
Operating lease	5.94%	7.35%
Finance leases	9.60%	9.60%

Schedule of future minimum lease payments

The following table sets forth the Company’s minimum lease payments in future periods as of December 31, 2024:

	Operating lease	Finance lease
	payments	payments	Total
Twelve months ending December 31, 2025	$155,707	$7,548	$163,255
Twelve months ending December 31, 2026	52,231	7,959	60,190
Twelve months ending December 31, 2027	-	7,959	7,959
Twelve months ending December 31, 2028	-	10,603	10,603
Twelve months ending December 31, 2029	-	-	-
Total lease payments	207,938	34,069	242,007
Less: discount	(4,959)	(5,872)	(10,831)
Present value of lease liabilities	$202,979	$28,197	$231,176